NOTE 11 – SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Information

Information concerning the Company’s continuing operations in its S&S segment for the three and nine month periods ended September 30, 2021 and 2020 are as follows:

	Services &		Intercompany
	Support	Other	Eliminations	Total
Three Months Ended September 30, 2021
Sales	$1,947,000	$—	$(119,000)	$1,828,000
Cost of sales	1,113,000	—	—	1,113,000
Gross profit	834,000	—	(119,000)	715,000
Selling, general and
administrative expenses	669,000	1,138,000	(119,000)	1,688,000
Amortization expense	110,000	—	—	110,000
Transaction costs	—	543,000	—	543,000
Restructuring expense	—	242,000	—	242,000
Operating income (loss)	55,000	(1,923,000)	—	(1,868,000)
Other income	4,000	66,000	—	70,000
Income (loss) before income tax	$59,000	$(1,857,000)	$—	$(1,798,000)

Depreciation and amortization	$133,000	$72,000	$—	$205,000

Capital expenditures	$5,000	$9,000	$—	$14,000

Assets	$6,776,000	$50,213,000	$(27,000)	$56,962,000

	Services &		Intercompany
	Support	Other	Eliminations	Total
Three Months Ended September 30, 2020
Sales	$3,530,000	$—	$(176,000)	$3,354,000
Cost of sales	2,190,000	—	(9,000)	2,181,000
Gross profit	1,340,000	—	(167,000)	1,173,000
Selling, general and
administrative expenses	803,000	1,324,000	(167,000)	1,960,000
Amortization expense	106,000	—	—	106,000
Transaction costs	—	72,000	—	72,000
Operating income (loss)	431,000	(1,396,000)	—	(965,000)
Other income	—	275,000	—	275,000
Income (loss) before income tax	$431,000	$(1,121,000)	$—	$(690,000)

Depreciation and amortization	$146,000	$128,000	$—	$274,000

Capital expenditures	$—	$79,000	$—	$79,000

Assets	$8,334,000	$47,410,000	$(27,000)	$55,717,000

	Services &		Intercompany
	Support	Other	Eliminations	Total
Nine Months Ended September 30, 2021
Sales	$5,719,000	$—	$(406,000)	$5,313,000
Cost of sales	3,459,000	—	—	3,459,000
Gross profit	2,260,000	—	(406,000)	1,854,000
Selling, general and
administrative expenses	2,290,000	3,683,000	(406,000)	5,567,000
Amortization expense	346,000	—	—	346,000
Transaction costs	—	2,471,000	—	2,471,000
Restructuring expense	—	242,000	—	242,000
Operating loss	(376,000)	(5,780,000)	—	(6,156,000)
Other income (expense)	20,000	(186,000)	—	(166,000)
Loss before income tax	$(356,000)	$(5,966,000)	$—	$(6,322,000)

Depreciation and amortization	$426,000	$218,000	$—	$644,000

Capital expenditures	$11,000	$9,000	$—	$20,000

	Services &		Intercompany
	Support	Other	Eliminations	Total
Nine Months Ended September 30, 2020
Sales	$5,882,000	$—	$(561,000)	$5,321,000
Cost of sales	3,792,000	—	(36,000)	3,756,000
Gross profit	2,090,000	—	(525,000)	1,565,000
Selling, general and
administrative expenses	1,614,000	3,928,000	(525,000)	5,017,000
Amortization expense	106,000	—	—	106,000
Transaction costs	—	486,000	—	486,000
Operating income (loss)	370,000	(4,414,000)	—	(4,044,000)
Other income	—	948,000	—	948,000
Income (loss) before income tax	$370,000	$(3,466,000)	$—	$(3,096,000)

Depreciation and amortization	$178,000	$443,000	$—	$621,000

Capital expenditures	$1,000	$100,000	$—	$101,000

Information concerning the Company’s operations in the various segments for the years ended December 31, 2020 and 2019 is as follows:

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
2020
Sales	$34,496,000	$8,777,000	$—	$(697,000)	$42,576,000
Cost of sales	19,606,000	5,798,000	—	(35,000)	25,36 9,000
Gross profit	14,890,000	2,979,000	—	(662,000)	17,207,000

Selling, general and administrative expenses	13,875,000	2,669,000	3,337,000	(662,000)	19,219,000
Acquisition costs	—	—	685,000	—	685,000
Operating income (loss)	1,015,000	310,000	(4,022,000)	—	(2,697,000)
Other income (expense)	(10,000)	(32,000)	964,000	—	922,000
Income (loss) from continuing operations before tax	$1,005,000	$278,000	$(3,058,000)	$—	$(1,775,000)

Depreciation and amortization	$288,000	$292,000	$382,000	$—	$962,000

Capital expenditures	$81,000	$14,000	$155,000	$—	$250,000

Assets	$15,398,000	$8,521,000	$31,664,000	$(27,000)	$55,556,000

	Electronics &	Services &		Intersegment
	Software	Support	Other	Eliminations	Total
2019
Sales	$47,007,000	$4,741,000	$—	$(842,000)	$50,906,000
Cost of sales	25,613,000	3,259,000	—	(152,000)	28,720,000
Gross profit	21,394,000	1,482,000	—	(690,000)	22,186,000
Selling, general and administrative expenses	17,354,000	1,485,000	4,028,000	(690,000)	22,177,000
Operating income (loss)	4,040,000	(3,000)	(4,028,000)	—	9,000
Other income (expense)	(7,000)	(10,000)	243,000	—	226,000
Income (loss) from continuing operations before tax	$4,033,000	$(13,000)	$(3,785,000)	$—	$235,000

Depreciation and amortization	$360,000	$92,000	$581,000	$—	$1,033,000

Capital expenditures	$81,000	$69,000	$275,000	$—	$425,000

Assets	$19,902,000	$1,694,000	$37,582,000	$(27,000)	$59,151,000